UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21755

Name of Fund:  BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Enhanced Equity Yield & Premium Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments


BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                    Value
Aerospace & Defense - 2.3%                    20,152    Boeing Co.                                                $     1,588,985
                                              14,600    General Dynamics Corp.                                          1,046,382
                                              46,800    Honeywell International, Inc.                                   1,914,120
                                              26,600    Raytheon Co.                                                    1,277,066
                                              25,500    United Technologies Corp.                                       1,615,425
                                                                                                                  ---------------
                                                                                                                        7,441,978

Air Freight & Logistics - 1.1%                31,400    CH Robinson Worldwide, Inc.                                     1,399,812
                                               9,300    FedEx Corp.                                                     1,010,724
                                              15,300    United Parcel Service, Inc. Class B                             1,100,682
                                                                                                                  ---------------
                                                                                                                        3,511,218

Automobiles - 0.2%                            36,100    Ford Motor Co.                                                    292,049
                                              10,900    General Motors Corp.                                              362,534
                                                                                                                  ---------------
                                                                                                                          654,583

Beverages - 1.3%                              71,200    The Coca-Cola Co.                                               3,181,216
                                              14,300    PepsiCo, Inc.                                                     933,218
                                                                                                                  ---------------
                                                                                                                        4,114,434

Biotechnology - 2.6%                          62,800    Amgen, Inc. (b)                                                 4,492,084
                                              26,300    Biogen Idec, Inc. (b)                                           1,175,084
                                              17,500    Celgene Corp. (b)                                                 757,750
                                              30,100    Gilead Sciences, Inc. (b)                                       2,067,870
                                                                                                                  ---------------
                                                                                                                        8,492,788

Building Products - 0.1%                      16,500    Masco Corp.                                                       452,430

Capital Markets - 1.5%                        18,300    E*Trade Financial Corp. (b)                                       437,736
                                              13,700    Goldman Sachs Group, Inc.                                       2,317,629
                                               6,000    Lehman Brothers Holdings, Inc.                                    443,160
                                              22,200    Morgan Stanley                                                  1,618,602
                                                                                                                  ---------------
                                                                                                                        4,817,127

Chemicals - 1.4%                              43,500    The Dow Chemical Co.                                            1,695,630
                                              19,600    E.I. du Pont de Nemours & Co.                                     839,664
                                              19,200    Eastman Chemical Co.                                            1,037,184
                                              35,300    Lyondell Chemical Co.                                             895,561
                                                                                                                  ---------------
                                                                                                                        4,468,039

Commercial Banks - 3.5%                        6,700    AmSouth Bancorp                                                   194,568
                                              23,300    BB&T Corp.                                                      1,020,074
                                               3,100    Comerica, Inc.                                                    176,452
                                              10,700    Fifth Third Bancorp                                               407,456
                                               2,400    First Horizon National Corp.                                       91,224
                                               5,100    HSBC Holdings Plc (c)                                             466,803
                                               4,600    Huntington Bancshares, Inc.                                       110,078
                                               7,800    KeyCorp                                                           292,032
                                              26,300    National City Corp.                                               962,580
                                               8,900    North Fork Bancorp., Inc.                                         254,896
                                              49,500    Regions Financial Corp.                                         1,821,105
                                              34,300    U.S. Bancorp                                                    1,139,446
                                              40,900    Wachovia Corp.                                                  2,282,220
                                              56,600    Wells Fargo & Co.                                               2,047,788
                                                                                                                  ---------------
                                                                                                                       11,266,722

Commercial Services & Supplies - 0.8%         28,700    Pitney Bowes, Inc.                                              1,273,419
                                              36,300    RR Donnelley & Sons Co.                                         1,196,448
                                                                                                                  ---------------
                                                                                                                        2,469,867

Communications Equipment - 3.6%                9,671    Ciena Corp. (b)                                                   263,546
                                             208,100    Cisco Systems, Inc. (b)                                         4,786,300
                                              39,200    Corning, Inc. (b)                                                 956,872
                                              58,500    Motorola, Inc.                                                  1,462,500
                                             120,400    QUALCOMM, Inc.                                                  4,376,540
                                                                                                                  ---------------
                                                                                                                       11,845,758

Computers & Peripherals - 4.5%                62,100    Apple Computer, Inc. (b)                                        4,783,563
                                              85,500    Dell, Inc. (b)                                                  1,952,820
                                              64,600    EMC Corp. (b)                                                     773,908
                                              62,200    Hewlett-Packard Co.                                             2,282,118
                                              34,900    International Business Machines Corp.                           2,859,706
                                              29,700    Network Appliance, Inc. (b)                                     1,099,197
                                              14,300    Sandisk Corp. (b)                                                 765,622
                                                                                                                  ---------------
                                                                                                                       14,516,934

Consumer Finance - 0.9%                       50,400    American Express Co.                                            2,826,432

Distributors - 0.4%                           29,900    Genuine Parts Co.                                               1,289,587

Diversified Financial Services - 3.4%         89,601    Bank of America Corp.                                           4,799,926
                                              95,600    Citigroup, Inc.                                                 4,748,452
                                              34,900    JPMorgan Chase & Co.                                            1,638,904
                                                                                                                  ---------------
                                                                                                                       11,187,282

Diversified Telecommunication                 35,945    AT&T, Inc.                                                      1,170,369
Services - 2.5%                               16,700    BellSouth Corp.                                                   713,925
                                              78,600    Citizens Communications Co.                                     1,103,544
                                              19,819    Embarq Corp.                                                      958,645
                                              55,500    Qwest Communications International Inc. (b)                       483,960
                                              97,032    Verizon Communications, Inc.                                    3,602,798
                                                                                                                  ---------------
                                                                                                                        8,033,241

Electric Utilities - 1.4%                      7,600    American Electric Power Co., Inc.                                 276,412
                                               7,900    FPL Group, Inc.                                                   355,500
                                               6,600    FirstEnergy Corp.                                                 368,676
                                               1,900    Pinnacle West Capital Corp.                                        85,595
                                              38,800    Progress Energy, Inc.                                           1,760,744
                                              49,200    The Southern Co.                                                1,695,432
                                                                                                                  ---------------
                                                                                                                        4,542,359

Electrical Equipment - 0.2%                    7,900    Emerson Electric Co.                                              662,494

Energy Equipment & Services - 1.1%            29,100    Schlumberger Ltd.                                               1,805,073
                                              24,000    Transocean, Inc. (b)                                            1,757,520
                                                                                                                  ---------------
                                                                                                                        3,562,593

Food & Staples Retailing - 1.6%               24,400    Costco Wholesale Corp.                                          1,212,192
                                              78,000    Wal-Mart Stores, Inc.                                           3,846,960
                                                                                                                  ---------------
                                                                                                                        5,059,152

Food Products - 0.9%                          71,400    ConAgra Foods, Inc.                                             1,747,872
                                              77,300    Sara Lee Corp.                                                  1,242,211
                                                                                                                  ---------------
                                                                                                                        2,990,083

Gas Utilities - 0.7%                          51,300    Atmos Energy Corp.                                              1,464,615
                                                 900    Nicor, Inc.                                                        38,484
                                              15,600    Oneok, Inc.                                                       589,524
                                               5,300    Peoples Energy Corp.                                              215,445
                                                                                                                  ---------------
                                                                                                                        2,308,068

Health Care Equipment & Supplies - 0.2%       38,486    Boston Scientific Corp. (b)                                       569,208

Health Care Providers & Services - 0.9%       11,300    Express Scripts, Inc. (b)                                         853,037
                                               9,200    Manor Care, Inc.                                                  480,976
                                              32,700    UnitedHealth Group, Inc.                                        1,608,840
                                                                                                                  ---------------
                                                                                                                        2,942,853

Hotels, Restaurants & Leisure - 1.1%          34,500    International Game Technology                                   1,431,750
                                              61,300    Starbucks Corp. (b)                                             2,087,265
                                                                                                                  ---------------
                                                                                                                        3,519,015

Household Durables - 1.0%                     27,500    Garmin Ltd.                                                     1,341,450
                                              19,600    Newell Rubbermaid, Inc.                                           555,072
                                              62,000    Tupperware Corp.                                                1,206,520
                                                                                                                  ---------------
                                                                                                                        3,103,042

Household Products - 1.5%                     79,400    The Procter & Gamble Co.                                        4,921,212

IT Services - 0.9%                            18,700    Automatic Data Processing, Inc.                                   885,258
                                              23,800    First Data Corp.                                                  999,600
                                              28,700    Paychex, Inc.                                                   1,057,595
                                                                                                                  ---------------
                                                                                                                        2,942,453

Independent Power Producers &                  7,600    TXU Corp.                                                         475,152
Energy Traders - 0.1%

Industrial Conglomerates - 3.1%               19,600    3M Co.                                                          1,458,632
                                             199,100    General Electric Co.                                            7,028,230
                                              52,100    Tyco International Ltd.                                         1,458,279
                                                                                                                  ---------------
                                                                                                                        9,945,141

Insurance - 1.8%                              31,600    The Allstate Corp.                                              1,982,268
                                              49,100    American International Group, Inc.                              3,253,366
                                              11,500    Lincoln National Corp.                                            713,920
                                                                                                                  ---------------
                                                                                                                        5,949,554

Internet & Catalog Retail - 0.4%              41,000    Amazon.com, Inc. (b)                                            1,316,920

Internet Software & Services - 2.2%           68,807    eBay, Inc. (b)                                                  1,951,366
                                               9,600    Google, Inc. Class A (b)                                        3,858,240
                                              57,700    Yahoo!, Inc. (b)                                                1,458,656
                                                                                                                  ---------------
                                                                                                                        7,268,262

Leisure Equipment & Products - 0.4%           61,800    Mattel, Inc.                                                    1,217,460

Machinery - 0.8%                              17,500    Caterpillar, Inc.                                               1,151,500
                                               8,400    Deere & Co.                                                       704,844
                                               4,800    Ingersoll-Rand Co. Class A                                        182,304
                                              11,650    PACCAR, Inc.                                                      664,283
                                                                                                                  ---------------
                                                                                                                        2,702,931

Media - 3.3%                                  20,900    CBS Corp. Class B                                                 588,753
                                              85,200    Comcast Corp. Class A (b)                                       3,139,620
                                              36,613    EchoStar Communications Corp. Class A (b)                       1,198,710
                                              67,100    Regal Entertainment Group Series A                              1,329,922
                                             224,800    Sirius Satellite Radio, Inc. (b)                                  878,968
                                              66,000    Time Warner, Inc.                                               1,203,180
                                              20,900    Viacom, Inc. Class B (b)                                          777,062
                                              52,500    Walt Disney Co.                                                 1,622,775
                                                                                                                  ---------------
                                                                                                                       10,738,990

Metals & Mining - 1.1%                        38,300    Alcoa, Inc.                                                     1,073,932
                                               6,400    Allegheny Technologies, Inc.                                      398,016
                                              16,600    Newmont Mining Corp.                                              709,650
                                              14,400    Nucor Corp.                                                       712,656
                                               6,500    Phelps Dodge Corp.                                                550,550
                                               1,700    Southern Copper Corp.                                             157,250
                                                                                                                  ---------------
                                                                                                                        3,602,054

Multi-Utilities - 1.1%                         4,000    Ameren Corp.                                                      211,160
                                               5,900    Centerpoint Energy, Inc.                                           84,488
                                              13,700    Consolidated Edison, Inc.                                         632,940
                                               3,400    DTE Energy Co.                                                    141,134
                                              23,800    Duke Energy Corp.                                                 718,760
                                               3,400    KeySpan Corp.                                                     139,876
                                               5,200    NiSource, Inc.                                                    113,048
                                              26,800    OGE Energy Corp.                                                  967,748
                                              31,600    TECO Energy, Inc.                                                 494,540
                                               7,700    Xcel Energy, Inc.                                                 159,005
                                                                                                                  ---------------
                                                                                                                        3,662,699

Multiline Retail - 1.2%                        9,400    Sears Holdings Corp. (b)                                        1,486,046
                                              42,300    Target Corp.                                                    2,337,075
                                                                                                                  ---------------
                                                                                                                        3,823,121

Oil, Gas & Consumable Fuels - 6.0%             8,900    BP Prudhoe Bay Royalty Trust                                      654,150
                                              44,400    Chevron Corp.                                                   2,879,784
                                              43,621    ConocoPhillips                                                  2,596,758
                                              12,500    EOG Resources, Inc.                                               813,125
                                              92,500    Exxon Mobil Corp.                                               6,206,750
                                              28,300    General Maritime Corp.                                          1,035,214
                                              21,600    Hess Corp.                                                        894,672
                                              10,800    Marathon Oil Corp.                                                830,520
                                              38,600    Occidental Petroleum Corp.                                      1,857,046
                                              17,000    Valero Energy Corp.                                               874,990
                                              16,100    XTO Energy, Inc.                                                  678,293
                                                                                                                  ---------------
                                                                                                                       19,321,302

Paper & Forest Products - 0.7%                10,200    International Paper Co.                                           353,226
                                              41,900    MeadWestvaco Corp.                                              1,110,769
                                              14,300    Weyerhaeuser Co.                                                  879,879
                                                                                                                  ---------------
                                                                                                                        2,343,874

Pharmaceuticals - 6.3%                        53,500    Abbott Laboratories                                             2,597,960
                                              79,000    Bristol-Myers Squibb Co.                                        1,968,680
                                              41,000    Eli Lilly & Co.                                                 2,337,000
                                              75,100    Johnson & Johnson                                               4,876,994
                                              39,000    Merck & Co., Inc.                                               1,634,100
                                             158,900    Pfizer, Inc.                                                    4,506,404
                                              49,600    Wyeth                                                           2,521,664
                                                                                                                  ---------------
                                                                                                                       20,442,802

Real Estate Investment Trusts                102,100    Annaly Capital Management, Inc.                                 1,341,594
(REITs) - 1.2%                                 1,900    Apartment Investment & Management Co. Class A                     103,379
                                               6,400    Digital Realty Trust, Inc.                                        200,448
                                               7,100    Equity Office Properties Trust                                    282,296
                                               5,600    Equity Residential                                                283,248
                                              10,500    Federal Realty Investment Trust                                   780,150
                                               3,600    Plum Creek Timber Co., Inc.                                       122,544
                                               4,400    Simon Property Group, Inc.                                        398,728
                                               2,300    Vornado Realty Trust                                              250,700
                                                                                                                  ---------------
                                                                                                                        3,763,087

Road & Rail - 0.8%                            12,200    Burlington Northern Santa Fe Corp.                                895,968
                                              19,100    Ryder System, Inc.                                                987,088
                                               9,500    Union Pacific Corp.                                               836,000
                                                                                                                  ---------------
                                                                                                                        2,719,056

Semiconductors & Semiconductor                34,500    Advanced Micro Devices, Inc. (b)                                  857,325
Equipment - 3.9%                             141,200    Applied Materials, Inc.                                         2,503,476
                                             234,740    Intel Corp.                                                     4,828,602
                                              32,300    Linear Technology Corp.                                         1,005,176
                                              37,561    Maxim Integrated Products, Inc.                                 1,054,337
                                              74,900    Texas Instruments, Inc.                                         2,490,425
                                                                                                                  ---------------
                                                                                                                       12,739,341

Software - 5.3%                               37,400    Adobe Systems, Inc. (b)                                         1,400,630
                                              22,498    Electronic Arts, Inc. (b)                                       1,252,689
                                              31,000    Intuit, Inc. (b)                                                  994,790
                                             297,600    Microsoft Corp.                                                 8,133,408
                                             173,662    Oracle Corp. (b)                                                3,080,764
                                             104,500    Symantec Corp. (b)                                              2,223,760
                                                                                                                  ---------------
                                                                                                                       17,086,041

Specialty Retail - 2.6%                       14,900    Best Buy Co., Inc.                                                798,044
                                              78,700    Home Depot, Inc.                                                2,854,449
                                              45,300    Limited Brands                                                  1,199,997
                                              69,900    Lowe's Cos., Inc.                                               1,961,394
                                              71,000    Staples, Inc.                                                   1,727,430
                                                                                                                  ---------------
                                                                                                                        8,541,314

Textiles, Apparel & Luxury Goods - 0.1%        9,662    Hanesbrands, Inc. (b)                                             217,492

Thrifts & Mortgage Finance - 1.5%             24,200    Fannie Mae                                                      1,353,022
                                              26,000    IndyMac Bancorp, Inc.                                           1,070,160
                                              90,800    New York Community Bancorp, Inc.                                1,487,304
                                              18,500    Washington Mutual, Inc.                                           804,195
                                                                                                                  ---------------
                                                                                                                        4,714,681

Tobacco - 1.1%                                21,000    Altria Group, Inc.                                              1,607,550
                                              27,300    Reynolds American, Inc.                                         1,691,781
                                               6,000    UST, Inc.                                                         328,980
                                                                                                                  ---------------
                                                                                                                        3,628,311

Wireless Telecommunication                    82,397    Sprint Nextel Corp.                                             1,413,109
Services - 0.4%

                                                        Total Common Stocks
                                                        (Cost - $276,200,058) - 87.0%                                 282,143,646


                                          Beneficial
                                            Interest    Short-Term Securities
                                     $    41,908,938    BlackRock Liquidity Series, LLC Money Market
                                                        Series, 5.33% (a)(d)                                           41,908,938

                                                        Total Short-Term Securities
                                                        (Cost - $41,908,938) - 12.9%                                   41,908,938


                                           Number of
                                           Contracts    Options Purchased
Call Options Purchased                           100    NASDAQ Index 100, expiring October 2006
                                                        at USD 1,725                                                       35,000
                                                 115    S&P 500 Index, expiring October 2006
                                                        at USD 1,360                                                       42,550

Put Options Purchased                             50    NASDAQ Index 100, expiring October 2006
                                                        at USD 1,650                                                      102,500

                                                        Total Options Purchased
                                                        (Premiums Paid - $182,195) - 0.0%                                 180,050

                                                        Total Investments
                                                        (Cost - $318,291,191) - 99.9%                                 324,232,634


                                           Number of
                                           Contracts    Options Written
Call Options Written                             300    NASDAQ Index 100, expiring October 2006
                                                        at USD 1,650                                                    (906,000)
                                                 150    NASDAQ Index 100, expiring October 2006
                                                        at USD 1,675                                                    (270,000)
                                                 545    S&P 500 Index, expiring October 2006
                                                        at USD 1,325                                                  (1,204,450)
                                                 435    S&P 500 Index, expiring October 2006
                                                        at USD 1,330                                                    (817,800)
                                                 265    S&P 500 Index, expiring October 2006
                                                        at USD 1,335                                                    (405,450)
                                                 390    S&P 500 Index, expiring October 2006
                                                        at USD 1,345                                                    (374,400)

Put Options Written                               50    NASDAQ Index 100, expiring October 2006
                                                        at USD 1,600                                                     (37,000)

                                                        Total Options Written
                                                        (Premiums Received - $3,411,356) - (1.2%)                     (4,015,100)

                                                        Total Investments, Net of Options Written
                                                        (Cost - $314,879,835*) - 98.7%                                320,217,534
                                                        Other Assets Less Liabilities - 1.3%                            4,243,856
                                                                                                                  ---------------
                                                        Net Assets - 100.0%                                       $   324,461,390
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $        314,893,335
                                             ====================
    Gross unrealized appreciation            $         15,975,646
    Gross unrealized depreciation                    (10,651,447)
                                             --------------------
    Net unrealized appreciation              $          5,324,199
                                             ====================


(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                              Net              Interest
    Affiliate                               Activity            Income

    BlackRock Liquidity Series, LLC
      Money Market Series                $    5,313,821     $   1,457,892


(b) Non-income producing security.

(c) Depositary receipts.

(d) Represents the current yield as of September 30, 2006.

  o Financial futures contracts purchased as of September 30, 2006 were as follows:


    Number of                     Expiration          Face        Unrealized
    Contracts    Issue               Date            Value       Appreciation

    170     Nasdaq 100 Index    December 2006    $  28,204,040   $   207,210
    11       S&P 500 Index      December 2006    $   3,674,039        25,811
                                                                 -----------
    Total                                                        $   233,021
                                                                 ===========

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Enhanced Equity Yield & Premium Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Date:  November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Date: November 17, 2006


By:    /s/ Donald C. Burke
       ----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Enhanced Equity Yield & Premium  Fund, Inc.


Date:  November 17, 2006